Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Details
Cash and Cash Equivalents	$ 56,795,213	$ 18,505,318
Restricted Cash	5,593,015	5,433,509
Total Cash, Cash Equivalents and Restricted Cash	$ 62,388,228	$ 23,938,827